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Gotham Enhanced S&P 500 Index Fund
Gotham Enhanced S&P 500 Index Fund
FUNDVANTAGE TRUST
(the “Trust”)

Gotham Enhanced S&P 500 Index Fund
(the “Fund”)

Supplement dated November 6, 2020 to the Prospectus and Statement of Additional Information dated February 1, 2020 and Supplemented July 1, 2020

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus and Statement of Additional Information. The information in this supplement updates and amends certain information contained in the Prospectus and Statement of Additional Information for the Fund and should be read in conjunction therewith.

Effective November 1, 2020, the Trust entered into a Support, Service and Fee Assumption Agreement (“Agreement”) on behalf of the Fund, and Gotham Asset Management, LLC (“Gotham” or the “Adviser”), investment adviser to the Fund pursuant to which the Adviser has agreed to support the Fund’s non-investment advisory operations by (i) performing or contracting for certain operational support services of the Fund, and/or (ii) assuming certain of the Fund’s payment obligations, including such payment obligations specified in contracts between the Fund and its service providers and other Trust expenses incurred by or otherwise allocated to the Fund by the Trust. In exchange for the performance and/or assumption of services and payment obligations, the Adviser is entitled to a fee, computed daily and payable monthly, of the lesser of (i) the annualized rate of 0.15% of the Fund’s average daily net assets, or (ii) the actual amount of the Adviser’s payment obligation under the Agreement.

Accordingly, the Prospectus and Statement of Additional Information has been updated as follows:

1. The Fee Table page 14 of the Prospectus is deleted in its entirety and replaced with the following Fee Table:

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Gotham Enhanced S&P 500 Index Fund Institutional Class Shares
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Gotham Enhanced S&P 500 Index Fund Institutional Class Shares
Management Fees	0.50%
Distribution and/or Service (Rule 12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.65%
Fee Waiver and/or Expense Reimbursement	(0.15%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	0.50%
[1]	Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions), do not exceed 0.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2023, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.

Expense Example
Expense Example	1 Year	3 Years	5 Years	10 Years
Gotham Enhanced S&P 500 Index Fund | Institutional Class Shares | USD ($)	51	177	332	781

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE